As filed with the Securities and Exchange Commission on July 28, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05339)

Concorde Funds, Inc.
(Exact name of registrant as specified in charter)

1000 Three Lincoln Centre
5430 LBJ Freeway LB3
Dallas, TX 75240-2650
(Address of principal executive offices) (Zip code)

Gary B. Wood
1000 Three Lincoln Centre, 5430 LBJ Freeway LB3, Dallas, TX 75240-2650
(Name and address of agent for service)

972-701-5400
Registrant's telephone number, including area code

Date of fiscal year end: 9/30/2011

Date of reporting period:  6/30/2011

Item 1. Schedule of Investments.

CONCORDE VALUE FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
June 30, 2011 (Unaudited)

	Shares or
	Principal	Fair	Percent of
	Amount	Value	Net Assets
COMMON STOCKS - 95.23%
AMUSEMENT & THEME PARKS
The Walt Disney Co.	7,500	$292,800	2.57%

BREAKFAST CEREAL MANUFACTURING
General Mills, Inc.	9,000	334,980	2.94

BREWERIES
Anheuser Busch InBev NV - ADR (b)	6,700	388,667	3.41

CLOTHING ACCESSORIES STORES
Hanesbrands, Inc. (a)	16,500	471,075	4.13

COMMERCIAL BANKING
Bank of New York Mellon Corp.	11,000	281,820	2.47

COMPUTER STORAGE DEVICE MANUFACTURING
EMC Corp. (a)	12,000	330,600	2.90

COMPUTER TERMINAL MANUFACTURING
Dell, Inc. (a)	20,000	333,400	2.92

CRUDE PETROLEUM & NATURAL GAS EXTRACTION
Canadian Oil Sands Ltd. (b)	13,000	375,570	3.29
Devon Energy Corp.	4,500	354,645	3.11
Penn West Petroleum Ltd. (b)	10,000	230,800	2.02
		961,015	8.42
DATA PROCESSING
Fiserv, Inc. (a)	8,500	532,355	4.67

DEEP SEA FREIGHT TRANSPORTATION
Knightsbridge Tankers Ltd. (b)	10,000	220,300	1.93

DIRECT LIFE INSURANCE CARRIERS
Aon Corp.	8,500	436,050	3.82

DIRECT PROPERTY & CASUALTY INSURANCE CARRIERS
Travelers Companies, Inc.	9,000	525,420	4.61

FARM MACHINERY & EQUIPMENT MANUFACTURING
Deere & Co.	3,300	272,085	2.39

HOME CENTERS
Lowes Cos., Inc.	15,000	349,650	3.07

INSTRUMENT MANUFACTURING FOR MEASURING
Agilent Technologies, Inc. (a)	6,000	306,660	2.69

LOCAL MESSENGERS & LOCAL DELIVERY
United Parcel Service, Inc.	4,500	328,185	2.88

MEDICAL LABORATORIES
Quest Diagnostics	5,000	295,500	2.59

	Shares or
	Principal	Fair	Percent of
	Amount	Value	Net Assets

MOTOR VEHICLE STEERING & SUSPENSION COMPONENTS MANUFACTURING
Titan International, Inc.	10,000	$242,600	2.13%

NUCLEAR ELECTRIC POWER GENERATION
Exelon Corp.	7,500	321,300	2.82

PACKAGING MACHINERY MANUFACTURING
Illinois Tool Works, Inc.	5,000	282,450	2.48

PETROLEUM REFINERIES
ConocoPhillips	7,250	545,128	4.78

PHARMACEUTICAL PREPARATION MANUFACTURING
Abbott Laboratories	6,000	315,720	2.77
Johnson & Johnson	5,000	332,600	2.91
		648,320	5.68
POTASH, SODA, & BORATE MINERAL MINING
Potash Corp. Saskatchewan - ADR (b)	7,200	410,328	3.60

PROMOTERS OF PERFORMING ARTS, SPORTS & SIMILAR EVENTS WITH FACILITIES
Live Nation Entertainment, Inc. (a)	22,100	253,487	2.22

RADIO & TELEVISION & WIRELESS COMMUNICATION
CoreLogic, Inc. (a)	17,500	292,425	2.56

SERVICE INDUSTRY MACHINERY MANUFACTURING
CAE, Inc. (b)	34,000	457,640	4.01

SOFTWARE PUBLISHERS
Microsoft Corp.	14,000	364,000	3.19
Oracle Corp.	11,600	381,756	3.35
		745,756	6.54
TOTAL COMMON STOCKS (Cost $7,629,642)		10,859,996	95.23

U.S. TREASURY OBLIGATIONS - 1.78%
U.S. Treasury Note, 1.50%, due 07/15/2012	$200,000	202,609	1.78
TOTAL U.S. TREASURY OBLIGATIONS (Cost $202,278)		202,609	1.78

SHORT-TERM INVESTMENTS - 2.96%
INVESTMENT COMPANIES
Fidelity Institutional Money Market Portfolio - Select Class, 0.08% (c)	337,487	337,487	2.96
TOTAL SHORT-TERM INVESTMENTS (Cost $337,487)		337,487	2.96

Total Investments (Cost $8,169,407) - 99.97%		11,400,092	99.97
Other Assets in Excess of Liabilities - 0.03%		3,771	0.03
TOTAL NET ASSETS - 100.00%		$11,403,863	100.00%

Notes:
ADR	American Depository Receipt
(a)	Presently non-income producing.
(b)	Foreign issued security listed directly on a U.S. securities exchange.
(c)	Rate shown is the 7-day yield as of June 30, 2011.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows*:

Cost of investments	$8,218,579
Gross unrealized appreciation	3,349,620
Gross unrealized depreciation	(168,107)
Net unrealized appreciation	$3,181,513

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Measurements at June 30, 2011 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.

The Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust's Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Board considers, among other things; the last sale price on the securities exchange, if any, on which a security is primarily traded; the mean between the bid and asked prices; price quotations form an approved pricing service, and other factors as necessary to determine a fair value under certain circumstances.  The Fund’s securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market.  Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price.  Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

A variety of factors may be considered in determining the fair value of securities, which may include consideration of the following:
yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 -
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2011 (Unaudited):

	Level 1	Level 2	Level 3	Total
Equity Securities
Amusement & Theme Parks	$ 292,800	$ -	$ -	$ 292,800
Breakfast Cereal Manufacturing	334,980	-	-	334,980
Breweries	388,667	-	-	388,667
Clothing Accessories Stores	471,075	-	-	471,075
Commercial Banking	281,820	-	-	281,820
Computer Storage Device Manufacturing	330,600	-	-	330,600
Computer Terminal Manufacturing	333,400	-	-	333,400
Crude Petroleum & Natural Gas Extraction	961,015	-	-	961,015
Data Processing	532,355	-	-	532,355
Deep Sea Freight Transportation	220,300	-	-	220,300
Direct Life Insurance Carriers	436,050	-	-	436,050
Direct Property & Casualty Insurance Carriers	525,420	-	-	525,420
Farm Machinery & Equipment Manufacturing	272,085	-	-	272,085
Home Centers	349,650	-	-	349,650
Instrument Manufacturing For Measuring	306,660	-	-	306,660
Local Messengers & Local Delivery	328,185	-	-	328,185
Medical Laboratories	295,500	-	-	295,500
Motor Vehicle Steering & Suspension Components Manufacturing	242,600	-	-	242,600
Nuclear Electric Power Generation	321,300	-	-	321,300
Packaging Machinery Manufacturing	282,450	-	-	282,450
Petroleum Refineries	545,128	-	-	545,128
Pharmaceutical Preparation Manufacturing	648,320	-	-	648,320
Potash, Soda, & Borate Mineral Mining	410,328	-	-	410,328
Promoters of Performing Arts, Sports & Similar Events with Facilities	253,487	-	-	253,487
Radio & Television & Wireless Communication	292,425	-	-	292,425
Service Industry Machinery Manufacturing	457,640	-	-	457,640
Software Publishers	745,756	-	-	745,756
Total Equity Securities	10,859,996	-	-	10,859,996
U.S. Treasury Obligations	-	202,609	-	202,609
Short-Term Securities	337,487	-	-	337,487
Total Investments in Securities	11,197,483	202,609	-	11,400,092

Transfers between levels are recognized at the end of the reporting period. There were no transfers of securities between levels during the reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Concorde Funds, Inc.

By (Signature and Title)              /s/ Gary B. Wood
Gary B. Wood, President

Date            07/27/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Gary B. Wood
Gary B. Wood,
President and Treasurer

Date            07/27/2011

* Print the name and title of each signing officer under his or her signature.